Schedule of Investments (unaudited)	iShares® Select Dividend ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Lockheed Martin Corp.	520,700	$202,619,991

Banks — 11.8%
Citizens Financial Group Inc.	4,535,838	233,459,582
Comerica Inc.	2,979,889	276,474,101
Fifth Third Bancorp.	4,614,866	205,961,469
First Horizon Corp.	11,562,087	197,827,308
FNB Corp.	6,572,178	84,912,540
Huntington Bancshares Inc./OH	13,482,169	203,041,465
KeyCorp.	9,786,078	245,239,115
People’s United Financial Inc.	9,173,734	177,786,965
Regions Financial Corp.	7,874,157	180,633,162
Truist Financial Corp.	3,028,845	190,272,043
U.S. Bancorp.	3,521,035	204,889,027
United Bankshares Inc./WV	2,645,471	93,464,490
Valley National Bancorp.	7,991,388	111,240,121
		2,405,201,388
Beverages — 1.1%
Coca-Cola Co. (The)	3,757,099	229,220,610

Biotechnology — 1.4%
Gilead Sciences Inc.	4,078,805	280,132,327

Capital Markets — 3.0%
Federated Hermes Inc.	1,790,727	59,290,971
Franklin Resources Inc.	5,538,676	177,071,472
Invesco Ltd.	6,189,801	140,260,891
Janus Henderson Group PLC	3,557,466	131,270,495
Lazard Ltd., Class A	2,296,977	100,240,076
		608,133,905
Chemicals — 2.8%
CF Industries Holdings Inc.	3,027,723	208,519,283
Huntsman Corp.	4,217,871	151,126,318
LyondellBasell Industries NV, Class A	2,108,419	203,947,370
		563,592,971
Containers & Packaging — 2.9%
International Paper Co.	4,260,244	205,556,773
Packaging Corp. of America	1,212,486	182,636,766
Sonoco Products Co.	2,121,163	120,142,672
Westrock Co.	1,962,293	90,579,445
		598,915,656
Distributors — 1.0%
Genuine Parts Co.	1,514,374	201,760,048

Diversified Consumer Services — 0.4%
H&R Block Inc.	3,806,209	87,009,938

Diversified Telecommunication Services — 4.1%
AT&T Inc.	14,014,907	357,380,129
Lumen Technologies Inc.	19,435,750	240,225,870
Verizon Communications Inc.	4,481,423	238,546,146
		836,152,145
Electric Utilities — 15.8%
Alliant Energy Corp.	3,900,921	233,509,131
American Electric Power Co. Inc.	2,744,704	248,121,242
Edison International	4,751,296	298,333,876
Entergy Corp.	2,612,212	291,966,935
Eversource Energy	2,091,906	187,204,668
Exelon Corp.	5,336,508	309,250,638
Security	Shares	Value

Electric Utilities (continued)
FirstEnergy Corp.	7,678,482	$322,189,105
IDACORP Inc.	1,021,209	112,557,656
NextEra Energy Inc.	1,584,839	123,807,623
NRG Energy Inc.	4,865,318	194,272,148
OGE Energy Corp.	4,051,377	153,628,216
Pinnacle West Capital Corp.	2,231,127	155,308,750
PPL Corp.	13,008,397	386,089,223
Xcel Energy Inc.	2,830,931	197,202,653
		3,213,441,864
Electrical Equipment — 1.4%
Eaton Corp. PLC	945,191	149,746,610
Emerson Electric Co.	1,444,924	132,860,762
		282,607,372
Food & Staples Retailing — 1.1%
Walgreens Boots Alliance Inc.	4,352,337	216,572,289

Food Products — 1.2%
General Mills Inc.	3,568,943	245,115,005

Gas Utilities — 0.8%
New Jersey Resources Corp.	2,054,919	82,628,293
Southwest Gas Holdings Inc.	1,159,323	79,042,642
		161,670,935
Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	661,345	171,585,960

Household Durables — 1.9%
Garmin Ltd.	873,930	108,734,371
Leggett & Platt Inc.	2,582,624	102,917,566
Newell Brands Inc.	7,690,912	178,506,068
		390,158,005
Household Products — 1.0%
Kimberly-Clark Corp.	1,489,566	205,038,760

Insurance — 7.4%
Cincinnati Financial Corp.	1,365,810	160,933,392
Fidelity National Financial Inc.	5,234,651	263,564,678
MetLife Inc.	2,976,696	199,617,234
Old Republic International Corp.	5,612,938	143,859,601
Principal Financial Group Inc.	3,641,568	266,052,958
Prudential Financial Inc.	3,221,388	359,410,259
Unum Group	4,087,513	103,741,080
		1,497,179,202
IT Services — 2.4%
International Business Machines Corp.	2,416,233	322,736,242
Kyndryl Holdings Inc.(a)	481,651	8,130,269
Western Union Co. (The)	8,627,001	163,136,589
		494,003,100
Machinery — 0.5%
Caterpillar Inc.	486,262	98,010,969

Media — 2.5%
Interpublic Group of Companies Inc. (The)	7,761,204	275,833,190
Omnicom Group Inc.	2,998,511	225,967,789
		501,800,979
Metals & Mining — 1.2%
Newmont Corp.	3,918,873	239,717,461

Multi-Utilities — 9.9%
Avista Corp.	1,414,636	62,894,717

Schedule of Investments (unaudited) (continued)	iShares® Select Dividend ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
Black Hills Corp.	1,267,260	$85,844,192
CenterPoint Energy Inc.	8,702,588	246,805,396
CMS Energy Corp.	3,174,412	204,368,645
Dominion Energy Inc.	2,839,446	229,029,714
DTE Energy Co.	1,645,998	198,227,539
NiSource Inc.	8,314,750	242,624,405
NorthWestern Corp.	1,055,245	61,330,839
Public Service Enterprise Group Inc.	3,698,967	246,092,275
Sempra Energy.	1,690,308	233,532,953
WEC Energy Group Inc.	2,171,478	210,720,225
		2,021,470,900
Oil, Gas & Consumable Fuels — 9.5%
Chevron Corp.	2,611,164	342,924,168
DTE Midstream LLC(a)	822,900	42,543,930
Exxon Mobil Corp.	5,839,743	443,586,878
Marathon Petroleum Corp.	4,114,472	295,213,366
ONEOK Inc.	8,587,574	521,093,990
Valero Energy Corp.	3,526,882	292,625,400
		1,937,987,732
Pharmaceuticals — 3.1%
Merck & Co. Inc.	2,698,980	219,912,890
Organon & Co.	268,514	8,568,282
Pfizer Inc.	7,515,581	395,995,963
		624,477,135
Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	2,068,966	101,006,920
QUALCOMM Inc.	841,650	147,928,404
		248,935,324
Technology Hardware, Storage & Peripherals — 2.4%
HP Inc.	4,983,653	183,049,575
Seagate Technology Holdings PLC	2,752,599	294,940,983
		477,990,558
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.5%
Hanesbrands Inc.	6,900,975	$111,105,698

Thrifts & Mortgage Finance — 0.6%
New York Community Bancorp. Inc.	9,945,997	115,970,325

Tobacco — 4.2%
Altria Group Inc.	9,225,219	469,379,143
Philip Morris International Inc.	3,710,997	381,676,041
		851,055,184
Trading Companies & Distributors — 0.9%
Watsco Inc.	681,505	192,566,053

Total Common Stocks — 99.8%
(Cost: $16,716,366,268)		20,311,199,789

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	36,390,000	36,390,000

Total Short-Term Investments — 0.2%
(Cost: $36,390,000)		36,390,000

Total Investments in Securities — 100.0%
(Cost: $16,752,756,268)		20,347,589,789

Other Assets, Less Liabilities — 0.0%		1,313,601

Net Assets — 100.0%		$20,348,903,390

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$28,250,000	$8,140,000	(a)	$—	$—	$—	$36,390,000	36,390,000	$1,349	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® Select Dividend ETF
January 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	90	03/18/22	$6,178	$896,716
E-Mini Financial Select Sector Index	136	03/18/22	16,332	155,415
E-Mini Utilities Select Sector Index	203	03/18/22	14,143	163,516
				$1,215,647

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$20,311,199,789	$—	$—	$20,311,199,789
Money Market Funds	36,390,000	—	—	36,390,000
	$20,347,589,789	$—	$—	$20,347,589,789
Derivative financial instruments(a)
Assets
Futures Contracts	$1,215,647	$—	$—	$1,215,647

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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